Warrants (Tables)	9 Months Ended
Sep. 30, 2024
Warrants
Summary of warrants activity reclassified equity

Warrant activity for the nine months ended September 30, 2024, was as follows:

	Warrants	Weighted average exercise price	Amount
	#	$	$
Balance – December 31, 2023	-	-	-
Warrants either issued or assumed as part of the acquisition of Aeterna (note 3)	747,948	13.32	4,424
Exercised	(60,167)	0.01	(386)
Expired	(13,249)	165.00	-
Change in fair value of warrants	-	-	(1,895)
Balance – September 30, 2024	674,532	11.53	2,143

Summary of fair values of warrants assumptions

September 30, 2024
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	4.47%
Expected life (years)	2.67
Weighted average share price	$3.75
Weighted average exercise price	$11.53

Schedule of warrants outstanding

At September 30, 2024, the following warrants were outstanding:

Issuance date	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
February 2020	11,129	1.35	129.12
July 2020	56,210	0.89	45.00
August 2020	17,310	0.89	47.00
February 2021	16,507	1.39	181.25
June 2024	573,376	0.76	0.01
Balance – September 30, 2024	674,532	2.67	11.53

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)